Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2013 were as follows:

Beginning balance	$52
New loans	673
Effect of changes in composition of related parties	(2)
Repayments	(11)
Ending balance	$712

Deposits from principal officers, directors, and their affiliates at year-end 2013 and 2012 were $256 and $91, respectively.